Supplement to the
Fidelity® Investments Money Market Funds
Government Portfolio
Class I
May 30, 2023
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Principal Investment Risks" heading.
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
The fund will not impose a fee upon the sale of your shares.
ICG-I-SUSTK-0424-100 1.9912433.100	April 2, 2024
Supplement to the
Fidelity® Investments Money Market Funds
Government Portfolio
Class II
May 30, 2023
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Principal Investment Risks" heading.
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
The fund will not impose a fee upon the sale of your shares.
ICG-II-SUSTK-0424-100 1.9912434.100	April 2, 2024
Supplement to the
Fidelity® Investments Money Market Funds
Government Portfolio
Class III
May 30, 2023
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Principal Investment Risks" heading.
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
The fund will not impose a fee upon the sale of your shares.
ICG-III-SUSTK-0424-100 1.9912435.100	April 2, 2024
Supplement to the
Fidelity® Investments Money Market Funds
Government Portfolio
Institutional Class
May 30, 2023
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Principal Investment Risks" heading.
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
The fund will not impose a fee upon the sale of your shares.
FG1-SUSTK-0424-100 1.9912436.100	April 2, 2024
Supplement to the
Fidelity® Investments Money Market Funds
Government Portfolio
Select Class
May 30, 2023
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Principal Investment Risks" heading.
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
The fund will not impose a fee upon the sale of your shares.
ICG-SC-SUSTK-0424-100 1.9912437.100	April 2, 2024